FAIR VALUE MEASUREMENTS - Summary of fair value of the warrant liabilities (Details)	1 Months Ended
Dec. 31, 2020 USD ($)
Warrants Liabilities
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement on November 23, 2020	$ 1,597,900
Change in valuation inputs or other assumptions	1,806,114
Fair value as of December 31, 2020	3,404,014
Private Placement Warrants
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement on November 23, 2020	77,900
Change in valuation inputs or other assumptions	75,447
Fair value as of December 31, 2020	153,347
Public Warrants
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement on November 23, 2020	1,520,000
Change in valuation inputs or other assumptions	1,730,667
Fair value as of December 31, 2020	$ 3,250,667